Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock Warrants [Abstract]
Schedule of Company's Warrant Activity

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2025:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2024	Granted	Exercised	Canceled/ Expired	Variable Settlement Provision Adjustment	Outstanding, September 30, 2025	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	(1,957)	—	—	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	(3,098)	—	—	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	(1,146)	—	—	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	15,480	—	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	—	1,345	August 2028
April 2024 Pre-Funded warrants	April 2024	$0.15	20,994	—	(4,855)	—	—	16,139	April 2029
April 2024 warrants	April 2024	$61.10	301,584	—	—	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	2,211	—	—	—	—	2,211	August 2029
			356,517	—	(4,855)	(6,201)	—	345,461

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2024:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Variable Settlement Provision Adjustment	Outstanding, September 30, 2024	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	—	1,957	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	—	3,098	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	15,480	—	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	—	1,345	August 2028
April 2024 Pre-Funded warrants	April 2024	$0.15	—	20,994	—	—	—	20,994	April 2029
April 2024 warrants	April 2024	$61.10	—	301,584	—	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	—	2,211	—	—	—	2,211	August 2029
			31,728	324,789	—	—	—	356,517

The following is a summary of the Company’s warrant activity for the years ended December 31, 2024 and 2023:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2024	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	1,957	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	3,098	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	6,380	March 2026
January 2023 warrants	Janauary 2023	$235.50	15,480	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	1,345	August 2028
Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2024	Expiration
April 2024 Pre-Funded warrants	April 2024	$0.15	—	20,994	—	—	20,994	April 2029
April 2024 warrants	April 2024	$61.10	—	301,584	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	—	2,211	—	—	2,211	August 2029
			31,728	324,789	—	—	356,517
Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2022	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2023	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	1,957	April 2024
Preferred A Lead Investor Warrants	February 2021	$1.875	350	—	—	(350)	—	March 2023
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	3,098	April 2024
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	—	15,480	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	—	2,322	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	—	1,345	—	—	1,345	August 2028
			12,931	19,147	—	(350)	31,728

Schedule of Fair Value of Common Stock Warrants

The major inputs were:

Issuance Date
Dividend yield	—%
Expected volatility	60.83%
Risk-free interest rate	3.54%
Expected life	5.0 years
Valuation date common stock price	$208.50

The following assumptions were used to calculate the fair value of the pre-funded and common stock warrants at issuance date:

Expected term	5.0 years
Expected volatility	59.5%
Risk-free interest rate	4.4%
Expected dividends	0.0%

The warrants are classified as equity instruments since they do not meet the characteristics of a liability or a derivative and are recorded at fair value on the date of issuance using the Black-Scholes option pricing model with the following assumptions to determine the fair value of the August 2024 Warrants as of August 14, 2024:

Expected term	5.0 years
Expected volatility	60.83%
Risk-free interest rate	3.67%
Expected dividends	0.0%